Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Use of Estimates and Judgements

USE OF ESTIMATES AND JUDGEMENTS

In preparing these condensed consolidated financial statements, the Company has made estimates and judgements that impact the application of accounting policies and reported amounts. The significant estimates and judgements made in applying the Company’s accounting policies and key sources of estimation were in line with those described in its 2021 audited consolidated financial statements. Estimates and judgements used in business combination accounting are described in Note 4.

New and Amended Standards Adopted by The Group in 2022

NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2022

The Group has analyzed the following amendments to existing standards that are mandatory for the Group’s accounting period beginning on January 1, 2022, and determined they had limited or no impact on the Group’s financial statements:

•
Amendments to IFRS 3, Business Combinations
•
Amendments to IAS 16, Property, plant and equipment - Proceeds before intended use
•
Amendments to IAS 37, Onerous Contracts - Cost of Fulfilling a Contract
Annual improvements to IFRS Standards 2018-2020
Standards Issued But Not Yet Effective

STANDARDS ISSUED BUT NOT YET EFFECTIVE

There are a number of standards and interpretations which have been issued but will not be effective until periods beginning subsequent to December 31, 2022. These amendments have not been early adopted for these condensed consolidated financial statements and are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.

Foreign Currency Translation

FOREIGN CURRENCY TRANSLATION

The following exchange rates were used to translate the financial statements of the Group from Euros into USD :

	PERIOD END (1)	AVERAGE FOR PERIOD (2)	BEGINNING OF PERIOD (1)	LOW	HIGH
Three Months Ended March 31:	(EUR per USD)
2022	0.90	0.90	0.88	0.88	0.90
2021	0.85	0.83	0.88	0.81	0.85
(1)
Exchange rates are as per European Central Bank.
(2)
The average is based on published rates refreshed daily by the European Central Bank.

Segment Reporting

SEGMENT REPORTING

An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer (“CEO”), the Chief Operating Officer ("COO"), and the Chief Financial Officer ("CFO"). The Group does not divide its operations into different segments, and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.

Credit Risk Management

CREDIT RISK MANAGEMENT

Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	AS AT MARCH 31, 2022	AS AT DECEMBER 31, 2021
Trade and other receivables (excluding prepayments)	10,936	4,253
Cash and cash equivalents	33,069	51,047
	44,005	55,300

For the three months ended March 31, 2022 and 2021, revenues generated from one customer amounted to 18% and 19% of the Group’s total sales, respectively.

The Group has the following financial assets that are subject to the expected credit loss ("ECL") model: trade receivables and other financial assets carried at amortized cost. The Group applies the IFRS 9 simplified approach to measure expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The expected loss rates are based on the historical credit losses experienced over a recent twelve-month period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors (such as GDP growth, inflation rate and unemployment forecasts) affecting the ability of the customers to settle the receivables.

The aging of trade receivables that are past due but not impaired is shown below:

	AS AT MARCH 31, 2022	AS AT DECEMBER 31, 2021
Between one and two months	2,194	159
Between two and three months	65	15
More than three months	97	7
	2,356	181

The Company did not recognize any specific impairment on trade receivables during the three months ended March 31, 2022.

The activity in the credit loss allowance was as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Balance at the beginning of the period	142	352
Increase in credit losses allowance	526	152
Write offs	—	(12)
Translation effect	(2)	(38)
Balance at the end of the period	666	454

There were no specific provision charged/released during the three months ended March 31, 2022 and 2021.

The Group actively manages credit limits and exposures in a practicable manner such that past due amounts receivable from the operator customers are within controlled parameters. Management assesses the credit quality of the operators, taking into account their financial position, past experience and other factors. The Group’s receivables are principally in respect of transactions with operators for whom there is no recent history of default. Management does not expect significant losses from non-performance by these operators above the ECL provision. The Group believes it was not exposed to significant credit risk as at the end of the current reporting period.

As cash and cash equivalents are held with financial institutions, any credit risk is deemed to be immaterial. The IFRS 9 assessment conducted for these balances did not identify any material impairment loss as of March 31, 2022.

Business Combinations

BUSINESS COMBINATIONS

When a business is acquired, the purchase price is allocated to the various components of the acquisition based upon the fair value of each component using various valuation techniques, including the market approach, income approach and/or cost approach. The accounting standard for business combinations requires identifiable assets, liabilities, noncontrolling interests and goodwill acquired to be recorded at acquisition date fair values. Transaction costs related to the acquisition of the business are expensed as incurred. .

Acquisition-related costs, other than those incurred for the issuance of debt or equity instruments, are charged to the consolidated statement of operations as they are incurred.

Acquired intangible assets other than goodwill are amortized over their estimated useful lives unless the lives are determined to be indefinite. Amortization of these intangible assets in general are recognized on a straight-line basis over an average finite useful life primarily ranging from approximately one to 16 years or in relation to the estimated discounted cash flows over the life of the intangible asset.

Revenue Recognition

REVENUE RECOGNITION

Upon the completion of the Rotowire acquisition (see Note 4), the Group generates a portion of its revenue from online subscriptions whereby a customer subscribes to services over a period of time. The Company records deferred revenue upon execution of the subscription since each subscription plan requires upfront payment. The revenue is recognized straight-line over the duration of the subscription as the performance obligations are satisfied.

Cost of Sales

COST OF SALES

Cost of sales includes license fees incurred as part of agreements with media partners and data and payment processing fees related to subscription access on certain websites of the Group.